IDENTIFIABLE INTANGIBLE ASSET (Tables)	0 Months Ended
Dec. 31, 2014
Identifiable Intangible Asset [Abstract]
Identifiable Intangible Asset [Table Text Block]
NOTE 8 - IDENTIFIABLE INTANGIBLE ASSETS:

Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	December 31,
	2014	2013	2014	2013	2014	2013

	(U.S. $ in millions)
Product rights	$9,606	$10,037	$5,343	$4,601	$4,263	$5,436
Trade names	243	270	54	55	189	215
Research and development in process	1,060	825	0	0	1,060	825

Total	$10,909	$11,132	$5,397	$4,656	$5,512	$6,476